INTEREST BEARING LOANS AND BORROWINGS - Medium-term and long-term notes and bonds and private placement notes (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Long-term loans and borrowings	¥ 63,941,904	¥ 60,316,871
Medium-term notes and bonds and long-term bonds and private placement notes
Disclosure of detailed information about borrowings [line items]
Long-term loans and borrowings	¥ 16,736,755	10,094,861
2018 medium-term 5.84% note
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.84%
Long-term loans and borrowings	¥ 1,992,339	1,986,418
2019 Medium-Term 4.31% bonds
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.31%
Long-term loans and borrowings	¥ 1,982,228
2016 private placement 5.12% note
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.12%
Long-term loans and borrowings		396,727
2018 medium-term 4.66% bonds
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.66%
Long-term loans and borrowings	¥ 1,098,218	1,097,003
2018 medium-term 5.06% bonds
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.06%
Long-term loans and borrowings	¥ 898,315	897,820
2018 medium-term 4.30% bonds
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.30%
Long-term loans and borrowings	¥ 1,397,319	1,395,970
2018 medium-term 4.57% bonds
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.57%
Long-term loans and borrowings	¥ 1,596,192	1,595,311
2019 Medium-Term 3.84% bonds
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.84%
Long-term loans and borrowings	¥ 1,998,604
2019 Medium-Term 3.50% bonds
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.50%
Long-term loans and borrowings	¥ 1,997,097
2019 Medium-Term 4.99% bonds
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.99%
Long-term loans and borrowings	¥ 999,462
2018 Hong Kong dollar medium-term 5.25% bonds
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.25%
Long-term loans and borrowings	¥ 2,776,981	¥ 2,725,612